Consolidated Statements Of Changes In Shareholder's Equity (Deficit) (Parenthetical) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholder's Equity (Deficit) [Abstract]
Adjustment to apply SFAS No. 158, tax	$ 0.2
Postretirement/pension liability adjustment, tax		39.2	6.2	0.3
Other comprehensive income, tax			$ 0.3	$ (0.5)